Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

(a)	Capital commitment

At March 31, 2024 and 2025, the Company had no capital commitments.

(b)	Legal proceedings

Utime SZ and Dongguan Qinling Electronic Technology Co., Ltd (“Dongguan Qinling”) had a sales contract dispute case. On September 29, 2020, People’s Court of Futian District of Shenzhen, Guangdong Province (“Futian Court”) issued the civil judgment (No.（2019）Yue 0304 Min Chu 51640). As of the date of this annual report, Dongguan Qinling has not actually performed the judgment, and has not paid any payment and interest to Utime SZ.

Utime SZ and Shenzhen Wanhua Supply Chain Co., Ltd (“Shenzhen Wanhua”) had a entrustment agreement contract dispute case. On March 31, 2023, People’s Court of Shenzhen Qianhai Cooperation Zone, Guangdong Province issued the civil judgment ((No. (2023) Yue 0391 Min Chu 762). As of the date of this annual report, the Company has received the settlement payment from Shenzhen Wanhua.

UTime SZ and Shenzhen Zhonghang Jiayikang Electronics Co., Ltd(“Jiayikang”) had a sales contract dispute. As of the date of this annual report, the Company is currently subject to ongoing appellate proceedings following a first-instance judgment (No. (2023) Yue 0304 Min Chu 13831) rendered by Futian court on February 27, 2024.